Document and Entity Information	May 28, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	KENNAMETAL INC
Amendment Flag	false
Entity Central Index Key	0000055242
Document Type	8-K
Document Period End Date	May 28, 2026
Entity Incorporation State Country Code	PA
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address, Address Line One	525 William Penn Place
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	(412)
Local Phone Number	248-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE